ORGANIZATION AND PRINCIPAL ACTIVITIES - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2022 USD ($)
Total assets	¥ 4,876,175	¥ 5,024,666	$ 706,979
Variable Interest Entity, Primary Beneficiary [Member]
Total assets	¥ 2,389,493	¥ 2,430,183
Assets, Total [Member]
Percentage of consolidated total asset accounted by VIE and its subsidiaries	49.00%	48.37%
Liabilities, Total [Member]
Percentage of consolidated total liability accounted by VIE and its subsidiaries	80.89%	79.85%
Exclusive Call Option Agreement [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Maximum [Member]
Total assets	¥ 100